Other assets	12 Months Ended
Jun. 30, 2024
Text block [abstract]
Current assets - other
Note 14. Other assets

	2024	2023
	A$’000	A$’000

Prepayments	591	1,632

Other assets is comprised of this contains the prepayment of invoices in relation to the annual insurance renewal program and an offsetting borrowing for the funding of this prepayment in included in Borrowings - See Note 17 Borrowings.